                                VAN KAMPEN TRUST
                            ON BEHALF OF ITS SERIES
                        VAN KAMPEN STRATEGIC INCOME FUND

                     SUPPLEMENT DATED APRIL 24, 2000 TO THE
                        PROSPECTUS DATED JULY 29, 1999,
                SUPERCEDING THE SUPPLEMENT DATED MARCH 13, 2000

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES--PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

    PORTFOLIO MANAGEMENT. Peter W. Hegel, Robert J. Hickey, Thomas J. Slefinger and John R. Reynoldson are co-managers responsible for the day-to-day management of the Fund's investment portfolio. Peter W. Hegel is an Executive Vice President of the Adviser and Asset Management. Mr. Hegel has been employed by the Adviser since April 1983 and has been with Asset Management since June 1995. Mr. Hegel has been a co-manager of the Fund since its inception.

    Robert J. Hickey is a Vice President of the Adviser and Asset Management. Mr. Hickey has been employed by the Adviser since January 1988 and Asset Management since June 1995. Mr. Hickey has been a co-manager of the Fund since January 1995.

    Thomas J. Slefinger is a Senior Vice President of the Adviser and Asset Management. Mr. Slefinger has been employed by the Adviser since July 1989 and Asset Management since June 1995. Mr. Slefinger has been a co-manager of the Fund since July 1999.

    John R. Reynoldson has been Senior Vice President of Asset Management since July 1991 and Senior Vice President of the Adviser since June 1995. Mr. Reynoldson has been a co-manager of the Fund since July 1999.

    (2) The first sentence of the fifth paragraph in the section entitled "PURCHASE OF SHARES--GENERAL" is hereby deleted and replaced with the following:

    The net asset value per share for each class of shares of the Fund is determined once daily as of the close of trading on the New York Stock Exchange (the "Exchange")(currently 4:00 p.m., New York time) each day the Exchange is open for trading except on any day on which no purchase or redemption orders are received or there is not a sufficient degree of trading in the Fund's portfolio securities such that the Fund's net asset value per share might be materially affected.

    (3) The information on the inside back cover of the Prospectus under the heading "FOR MORE INFORMATION--INDEPENDENT ACCOUNTANTS" is hereby deleted and replaced with the following:

                        PRICEWATERHOUSECOOPERS LLP
                        200 East Randolph Drive
                        Chicago, Illinois 60601

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                VAN KAMPEN TRUST
                            ON BEHALF OF ITS SERIES
                           VAN KAMPEN HIGH YIELD FUND

                     SUPPLEMENT DATED APRIL 24, 2000 TO THE
                        PROSPECTUS DATED JULY 29, 1999,
                SUPERCEDING THE SUPPLEMENT DATED MARCH 10, 2000

    The Prospectus is hereby supplemented as follows:

    (1) The first sentence of the fifth paragraph in the section entitled "PURCHASE OF SHARES--GENERAL" is hereby deleted and replaced with the following:

        The net asset value per share for each class of shares of the Fund is determined once daily as of the close of trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m., New York time) each day the Exchange is open for trading except on any day on which no purchase or redemption orders are received or there is not a sufficient degree of trading in the Fund's portfolio securities such that the Fund's net asset value per share might be materially affected.

    (2) The information on the inside back cover of the Prospectus under the heading "FOR MORE INFORMATION--INDEPENDENT ACCOUNTANTS" is hereby deleted and replaced with the following:

                           PRICEWATERHOUSECOOPERS LLP
                           200 East Randolph Drive
                           Chicago, Illinois 60601

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                VAN KAMPEN TRUST
                            ON BEHALF OF ITS SERIES
                           VAN KAMPEN HIGH YIELD FUND
                        VAN KAMPEN STRATEGIC INCOME FUND
                            VAN KAMPEN EQUITY TRUST
                            ON BEHALF OF ITS SERIES
                            VAN KAMPEN UTILITY FUND

                     SUPPLEMENT DATED APRIL 24, 2000 TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED JULY 29, 1999,
               SUPERSEDING THE SUPPLEMENT DATED JANUARY 11, 2000

     The Statement of Additional Information is hereby supplemented as follows:

     (1) The section entitled "TRUSTEES AND OFFICERS" is hereby amended by deleting all information pertaining to Paul G. Yovovich, effective April 14, 2000, and Richard M. DeMartini and Don G. Powell, effective December 15, 1999.

     (2) The section entitled "TRUSTEES AND OFFICERS--TRUSTEES" is hereby amended, effective December 15, 1999, by adding the following:

Mitchell M. Merin*...................  President and Chief Operating Officer of asset management of
Two World Trade Center                 Morgan Stanley Dean Witter since December 1998. President
66th Floor                             and Director since April 1997 and Chief Executive Officer
New York, NY 10048                     since June 1998 of Morgan Stanley Dean Witter Advisors Inc.
Date of Birth: 08/13/53                and Morgan Stanley Dean Witter Services Company Inc.
                                       Chairman, Chief Executive Officer and Director of Morgan
                                       Stanley Dean Witter Distributors Inc. since June 1998.
                                       Chairman and Chief Executive Officer since June 1998, and
                                       Director since January 1998, of Morgan Stanley Dean Witter
                                       Trust FSB. Director of various Morgan Stanley Dean Witter
                                       subsidiaries. President of the Morgan Stanley Dean Witter
                                       funds and Discover Brokerage Index Series since May 1999.
                                       Trustee/Director of each of the funds in the Fund Complex, and Vice President of other investment companies advised by the Advisers and their affiliates. Previously Chief
                                       Strategic Officer of Morgan Stanley Dean Witter Advisors
                                       Inc. and Morgan Stanley Dean Witter Services Company Inc.
                                       and Executive Vice President of Morgan Stanley Dean Witter
                                       Distributors Inc. April 1997-June 1998, Vice President of
                                       the Morgan Stanley Dean Witter Funds and Discover Brokerage
                                       Index Series May 1997-April 1999, and Executive Vice
                                       President of Dean Witter, Discover & Co.
Richard F. Powers, III*..............  Chairman, President and Chief Executive Officer of Van
1 Parkview Plaza                       Kampen Investments. Chairman, Director and Chief Executive
P.O. Box 5555                          Officer of the Advisers, the Distributor, Van Kampen
Oakbrook Terrace, IL 60181-5555        Advisors Inc. and Van Kampen Management Inc. Director and
Date of Birth: 02/02/46                officer of certain other subsidiaries of Van Kampen
                                       Investments. Trustee/Director and President of each of the funds in the Fund Complex. Trustee, President and Chairman of the Board of other investment companies advised by the
                                       Advisers and their affiliates, and Chief Executive Officer of Van Kampen Exchange Fund. Prior to May 1998, Executive
                                       Vice President and Director of Marketing at Morgan Stanley
                                       Dean Witter and Director of Dean Witter Discover & Co. and
                                       Dean Witter Realty. Prior to 1996, Director of Dean Witter
                                       Reynolds Inc.

     (3) The footnote at the end of the section entitled "TRUSTEES AND OFFICERS--TRUSTEES" is hereby deleted in its entirety and replaced with the following:

     * Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of each of the funds in the Fund Complex by reason of his firm currently acting as legal counsel to each of the Funds in the Fund Complex. Messrs. Merin and Powers are interested persons of each of the Funds in the Fund Complex and the Advisers by reason of their positions with Morgan Stanley Dean Witter or its affiliates.

     (4) The section entitled "TRUSTEES AND OFFICERS--OFFICERS" is hereby amended by deleting all information pertaining to Curtis W. Morell, Tanya M. Loden, Weston B. Wetherell and Michael Robert Sullivan, effective January 31, 2000, Dennis J. McDonnell, effective March 31, 2000, and Edward C. Wood, III and Stephen L. Boyd, effective April 17, 2000, and by adding the following:

Stephen L. Boyd......................  Executive Vice President and Chief Investment Officer of Van
Date of Birth: 11/16/40                Kampen Investments, and President and Chief Operating
Executive Vice President and           Officer of the Advisers. Executive Vice President and Chief
Chief Investment Officer               Investment Officer of each of the funds in the Fund Complex and certain other investment companies advised by the
                                       Advisers or their affiliates. Prior to April 2000, Vice
                                       President and Chief Investment Officer of the Advisers.
                                       Prior to October 1998, Vice President and Senior Portfolio
                                       Manager with AIM Capital Management, Inc. Prior to February
                                       1998, Senior Vice President and Portfolio Manager of Van
                                       Kampen American Capital Asset Management, Inc., Van Kampen
                                       American Capital Investment Advisory Corp. and Van Kampen
                                       American Capital Management, Inc.
John H. Zimmermann, III..............  Senior Vice President and Director of Van Kampen
Date of Birth: 11/25/57                Investments, President and Director of the Distributor and
Vice President                         President of Van Kampen Insurance Agency of Illinois Inc.
                                       Vice President of each of the funds in the Fund Complex.
                                       From November 1992 to December 1997, Senior Vice President
                                       of the Distributor.

     (5) The second sentence of the first paragraph immediately following the section entitled "TRUSTEES AND OFFICERS--OFFICERS" is hereby deleted in its entirety.

     (6) The first sentence of the last paragraph in the section entitled "DISTRIBUTION AND SERVICE" is hereby amended by adding the following:

     The Prudential Insurance Company of America.

     (7) The information under the section entitled "OTHER
INFORMATION--INDEPENDENT ACCOUNTANTS" is hereby deleted in its entirety and replaced with the following:

     Independent accountants for the Fund perform an annual audit of the Fund's financial statements. PricewaterhouseCoopers LLP, located at 200 East Randolph Drive, Chicago, Illinois 60601, has been engaged as the Fund's independent accountants on April 17, 2000 in connection with the audit of the Fund's financial statements for the fiscal year ended March 31, 2000. KPMG LLP, located at 303 West Wacker Drive, Chicago, Illinois 60601 ("KPMG"), has ceased being the Fund's independent accountants effective April 14, 2000. The cessation of the client-auditor relationship between the Fund and KPMG was based solely on a possible future business relationship by KPMG with an affiliate of the Fund's investment adviser. The change in independent accountants was approved by the Fund's audit committee and the Fund's Board of Trustees, including Trustees who are not "interested persons" of the Fund (as defined in the 1940 Act).

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE